COUNTERPOINT TACTICAL INCOME FUND

COUNTERPOINT TACTICAL EQUITY FUND

counterpointmutualfunds.com
+1 844 273 8637

PROSPECTUS

February 1, 2018

Advised by:

COUNTERPOINT
MUTUAL FUNDS

Counterpoint Tactical Income Fund		Counterpoint Tactical Equity Fund	
Class A	**CPATX**	**Class A**	**CPAEX**
Class C	**CPCTX**	**Class C**	**CPCEX**
Class I	**CPITX**	**Class I**	**CPIEX**

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Page

COUNTERPOINT TACTICAL INCOME FUND – FUND SUMMARY	1
Investment Objective	1
Fees and Expenses of the Fund	1
Principal Investment Strategies	1
Principal Investment Risks	2
Performance	3
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
COUNTERPOINT TACTICAL EQUITY FUND – FUND SUMMARY	5
Investment Objective	5
Fees and Expenses of the Fund	5
Principal Investment Strategies	6
Principal Investment Risks	6
Performance	8
Purchase and Sale of Fund Shares	9
Tax Information	9
Payments to Broker-Dealers and Other Financial Intermediaries	9
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	10
Investment Objective	10
Principal Investment Strategies	10
Principal Investment Risks	11
Temporary Investments	14
Portfolio Holdings Disclosure	14
Cybersecurity	14
MANAGEMENT	15
Investment Adviser	15
Portfolio Managers	15
HOW SHARES ARE PRICED	16
HOW TO PURCHASE SHARES	17
HOW TO REDEEM SHARES	21
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	23
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	24
DISTRIBUTION OF SHARES	25
Distributor	25
Distribution Fees	25
Additional Compensation to Financial Intermediaries	25
Householding	25
FINANCIAL HIGHLIGHTS	26
PRIVACY NOTICE	32

COUNTERPOINT TACTICAL INCOME FUND – FUND SUMMARY

Investment Objective: The Counterpoint Tactical Income Fund (the “Fund”) seeks income and capital preservation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 17 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	4.50%	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.27%	0.27%	0.27%
Acquired Fund Fees and Expenses (1)	0.47%	0.47%	0.47%
Total Annual Fund Operating Expenses	2.24%	2.99%	1.99%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$667	$1,119	$1,596	$2,909
C	$302	$924	$1,572	$3,308
I	$202	$624	$1,073	$2,317

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ending September 30, 2017, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies:  To pursue its investment objective, the Fund invests in mutual funds, closed-end funds and passively and actively managed exchange traded funds (“ETFs”) that invest in (i) high yield instruments (also known as “junk”) (including bonds, bank loans, preferred stock, floating rate bonds and debt and municipal high yield debt); (ii) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, including U.S. treasuries (with an average duration of 1-5 years); and (iii) cash and cash equivalents (including money market funds). The Fund may also invest in these types of securities directly. The Fund’s adviser, Counterpoint Mutual Funds, LLC (the “Adviser”) uses a proprietary quantitative model that seeks to identify the trends in the market for high yield instruments.  To hedge against or replicate credit and interest rate exposure, the Fund also invests directly in derivatives (including U.S. treasury futures and credit default swaps) and may borrow an amount up to 33 1/3% of its total assets (including the amount borrowed). The Fund invests in high yield instruments of any maturity or duration when the model determines that the market for high yield instruments is stable or trending upwards and either U.S. Treasuries or cash and cash equivalents when the model determines that the market for high yield instruments is trending downwards. By tactically allocating its investments among the securities described above, the Fund seeks to reduce its exposure to declines in the market for high yield instruments, thereby limiting portfolio volatility in down-trending markets (“downside volatility”) and downside loss.

Counterpoint Mutual Funds, LLC (the “Adviser”) uses a quantitative model that takes into account macro market data and other market-based inputs and metrics to seek to identify market trends. When making investment decisions for the Fund, the portfolio managers consider both the outputs of the model as well as an assessment of current market conditions, the average credit quality of the portfolio, the average duration of the portfolio and other factors. When the Fund is invested in high yield instruments, the portfolio managers consider the relative risk adjusted net returns of available high yield instruments.

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Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value (“NAV”) and performance.

•	Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security is unwilling or unable to make timely payments to meet its contractual obligations.
•	Derivatives Risk. The derivative instruments in which the Fund may invest either directly or through an underlying fund, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager.
•	Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.
•	Futures Risk. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.
•	High-Yield Fixed Income Securities Risk. The fixed income securities held by the Fund that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security, and changes in value based on public perception of the issuer. Such securities are generally considered speculative because they present a greater risk of loss, including default, than higher quality fixed income securities.
•	Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.
•	Investment Companies Risk. When the Fund invests in other investment companies, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an investment company generally reflects the risks of owning the underlying investments the investment company holds. The Fund also will incur brokerage costs when it purchases and sells investment companies.
•	Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.
•	Leveraging Risk. Using derivatives can create leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility of the Fund’s share price.
•	Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
•	Management Risk. The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.
•	Market Risk. Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.
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•	Model Risk. Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the adviser’s algorithmic model. No assurance can be given that the Fund will be successful under all or any market conditions.
•	Portfolio Turnover Risk. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.
•	U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Performance: The bar chart and performance table show the variability of the Fund’s returns, over time which is some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information will be available at no cost by visiting www.counterpointmutualfunds.com or by calling 1-844-273-8637.

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	9/30/2016	5.19%
Worst Quarter:	12/31/2015	(1.58)%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2017)

	One Year	Since Inception (12-4-14)
Class I shares
Return before taxes	4.93%	6.83%
Return after taxes on distributions	2.88%	5.30%
Return after taxes on distributions and sale of Fund shares	2.78%	4.56%
Class A shares
Return before Taxes	(0.08)%	5.01%
Class C shares
Return before Taxes	3.87%	5.88%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.54%	2.31%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

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Investment Adviser: Counterpoint Mutual Funds, LLC

Portfolio Managers: Michael Krause, CFA, co-founder of the Adviser, has served the Fund as a portfolio manager since it commenced operations in 2014. Joseph Engelberg, Ph.D., Chief Research Officer of the Adviser, has served the Fund as a portfolio manager since September 2017.

Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

Class	Initial Investment		Subsequent Investment
	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$5,000	$1,000	$250	$100
C	$5,000	$1,000	$250	$100
I	$100,000	$100,000	$10,000	$10,000

The Fund reserves the right to waive any investment minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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COUNTERPOINT TACTICAL EQUITY FUND – FUND SUMMARY

Investment Objective: The Counterpoint Tactical Equity Fund (the “Fund”) seeks capital appreciation and preservation.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 17 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%	1.25%	1.25%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Total Other Expenses	2.68%	2.68%	2.68%
Interest and Dividend Expense on Securities Sold Short	1.33%	1.33%	1.33%
Remaining Other Expenses	1.35%	1.35%	1.35%
Acquired Fund Fees and Expenses (1)	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	4.21%	4.96%	3.96%
Fee Waiver and Expense Reimbursement (2)	(0.85)%	(0.85)%	(0.85)%
Total Annual Fund Operating Expenses After Fee Waiver	3.36%	4.11%	3.11%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.
(2)	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2019 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Fund’s adviser))) do not exceed 2.00%, 2.75% and 1.75% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three fiscal years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Board of Trustees, on 60 days’ written notice to the Fund’s adviser.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$894	$1,707	$2,533	$4,656
C	$413	$1,414	$2,416	$4,925
I	$314	$1,129	$1,962	$4,120

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal period ending September 30, 2017, the Fund’s portfolio turnover rate was 369% of the average value of its portfolio.

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Principal Investment Strategies: Under normal market conditions, the Fund invests at least 80% of its assets (plus the amount of borrowings, if any) in long and short positions in equity instruments of any market capitalization. Equity instruments include domestic and foreign common stock, preferred stock, depositary receipts, equity swaps (including single-name, index, and basket swaps), options, equity index futures, and other investment companies (such as ETFs, mutual funds, and closed-end funds) that invest in these types of securities. The Fund may hedge exposure to foreign currencies using foreign currency forwards or futures.

In managing the Fund, the Fund’s adviser, Counterpoint Mutual Funds, LLC (the “Adviser”), employs a strategy that generates returns from two sources: (1) stock selection and (2) tactical market exposure.

Stock Selection. The Adviser selects the particular stocks on which to go long and short based on multi-factor quantitative models. The models are based on proprietary research related to economic indicators and investment anomalies found in peer-reviewed academic journals. An investment anomaly refers to a situation when a security or group of securities performs contrary to the notion of efficient markets, which states that security prices reflect all available information at any point in time. Published papers in academic finance journals have identified more than one hundred investment anomalies. An example of such an anomaly would be the asset growth anomaly where the literature has shown that companies that are more aggressive with spending their capital have worse average stock performance than companies that are more conservative in their capital expenditures. Perfect market efficiency would not yield any market outperformance from investment decisions based on publicly available accounting data such as this.

The Fund seeks to target the best performing, recent, and persistent anomalies. The Fund may invest in stocks that provide exposure to a wide variety of anomalies. The Adviser’s strategy may seek to capitalize on many market anomalies at any one time. The Adviser may adjust its model to include newer and more effective anomalies and pare down exposure to older underperforming anomalies on a regular basis. The signals from these models indicate which stocks are undervalued and likely to increase in price and which stocks are overvalued and likely to decrease in price. The Adviser takes long positions in the undervalued securities and short positions in the overvalued securities.

Tactical Market Exposure. The Adviser varies the Fund’s equity exposure using a tactical proprietary model of market returns. When the tactical model forecasts lower market returns, the Fund targets a market-neutral (zero beta) allocation to stocks with a gross equity exposure (long positions plus short positions) of at least 80%. Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole. Beta is assigned a number with a beta of 1 indicating that the security’s price moves with the market. A beta of less than 1 means that the security is theoretically less volatile than the market. A beta of greater than 1 indicates that the security’s price is theoretically more volatile than the market. The remaining 0-30% of the total portfolio assets are invested either directly, or indirectly through ETFs, mutual funds, or derivatives, in U.S. treasury instruments and investment grade debt. When the model forecasts higher market returns, the Adviser selects a blend of equity index futures, equity index ETFs, and/or equity index swaps based on various factors (liquidity, tracking error, and cost) to achieve exposure to the equity markets with a beta between 0.8 and 0.85.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s NAV and performance.

•	Equity Risk. The NAV of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Derivatives Risk. The derivative instruments in which the Fund may invest either directly or through an underlying fund, may be more volatile than other instruments. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the market value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio managers.
•	Fixed Income Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.
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•	Foreign Securities Risk. Since the Fund’s investments may include foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.
•	Futures Risk. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.
•	Investment Companies Risk. When the Fund invests in other investment companies, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an investment company generally reflects the risks of owning the underlying investments the investment company holds. The Fund also will incur brokerage costs when it purchases and sells investment companies.
•	Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.
•	Leveraging Risk. Using derivatives can create leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility of the Fund’s share price.
•	Management Risk. The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.
•	Market Risk. Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.
•	Model Risk. Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the adviser’s algorithmic model. No assurance can be given that the Fund will be successful under all or any market conditions.
•	Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.
•	Portfolio Turnover Risk. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.
•	Short Selling Risk. If a security sold short or other instrument increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.
•	Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
•	Swap Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.
•	U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.
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Performance: The bar chart and performance table show the variability of the Fund’s returns, over time which is some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad measure of market performance. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund over time to the performance of a broad-based market index and a blend of two indices is also provided as the Adviser believes it illustrates a closer representation of the Fund’s portfolio composition. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Although Class A and Class C shares would have similar returns to Class I shares because the classes are invested in the same portfolio of securities, the returns for Class A and Class C shares would be different from Class I shares because Class A and Class C shares have different expenses than Class I shares. Updated performance information will be available at no cost by visiting www.counterpointmutualfunds.com or by calling 1-844-273-8637.

Class I Performance Bar Chart For Calendar Years Ended December 31

Best Quarter:	9/30/2016	7.14%
Worst Quarter:	3/31/2016	(9.06)%

Performance Table

Average Annual Total Returns

(For periods ended December 31, 2017)

	One Year	Since Inception (11-30-15)
Class I shares
Return before taxes	14.14%	4.10%
Return after taxes on distributions	12.64%	3.44%
Return after taxes on distributions and sale of Fund shares	9.27%	3.15%
Class A shares
Return before Taxes	7.35%	0.93%
Class C shares
Return before Taxes	13.10%	3.08%
S&P Mid-Cap 400 Total Return Index (reflects no deduction for fees, expenses or taxes)	16.24%	15.28%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0.85%	0.58%
Counterpoint Tactical Equity Fund Blended Index(a) (reflects no deduction for fees, expenses or taxes)	9.89%	9.32%
(a)	The Counterpoint Tactical Equity Fund Blended index is a composite of 60% S&P 400 Midcap Index and 40% of BofA Merrill Lynch 3-Month U.S. Treasury Bill Index.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns for the share classes which are not presented will vary from the after-tax returns of Class I shares.

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Investment Adviser: Counterpoint Mutual Funds, LLC

Portfolio Managers: Each of Joseph Engelberg, Ph.D., Chief Research Officer of the Adviser, and Michael Krause, CFA, co-founder of the Adviser, has served the Fund as a portfolio manager since it commenced operations in August 2015.

Purchase and Sale of Fund Shares: The investment minimums for the Fund are:

Class	Initial Investment		Subsequent Investment
	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$5,000	$1,000	$250	$100
C	$5,000	$1,000	$250	$100
I	$100,000	$100,000	$10,000	$10,000

The Fund reserves the right to waive any investment minimum. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open. Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective:

Counterpoint Tactical Income Fund

The Fund seeks income and capital preservation.

Counterpoint Tactical Equity Fund

The Fund seeks capital appreciation and preservation.

Each Fund’s investment objective may be changed by the Board of Trustees upon 60 days’ written notice to shareholders.

Principal Investment Strategies:

Counterpoint Tactical Income Fund

To pursue its investment objective, the Fund invests in mutual funds, closed-end funds and passively and actively managed ETFs that invest in (i) high yield instruments (also known as “junk”) (including bonds, bank loans, preferred stock, floating rate bonds and debt and municipal high yield debt); (ii) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities including U.S. treasuries (with an average duration of 1-5 years); and (iii) cash and cash equivalents (including and money market funds). The Fund may also invest in these types of securities directly. The Adviser uses a proprietary quantitative model that seeks to identify the trends in the market for high yield instruments. To hedge against or replicate credit and interest rate exposure, the Fund also invests directly in derivatives (including U.S. treasury futures and credit default swaps) and may borrow an amount up to 33 1/3% of its total assets (including the amount borrowed). The Fund invests in high yield instruments of any maturity or duration when the model determines that the market for high yield instruments is stable or trending upwards and either U.S. Treasuries or cash and cash equivalents when the model determines that the market for high yield instruments is trending downwards. By tactically allocating its investments among the securities described above, the Fund seeks to reduce its exposure to declines in the market for high yield instruments, thereby limiting portfolio volatility in down-trending markets (“downside volatility”) and downside loss.

The Adviser’s quantitative model takes into account macro market data and other market-based inputs and metrics to seek to identify market trends. When making investment decisions for the Fund, the portfolio managers consider both the outputs of the model as well as an assessment of current market conditions, the average credit quality of the portfolio, the average duration of the portfolio and other factors. When the Fund is invested in high yield instruments, the portfolio managers consider the relative risk adjusted net returns of available high yield instruments.

Counterpoint Tactical Equity Fund

Under normal market conditions, the Fund invests at least 80% of its assets (plus the amount of borrowings, if any) in long and short positions in equity instruments of any market capitalization. Equity instruments include domestic and foreign common stock, preferred stock, depositary receipts, equity swaps (including single-name, index, and basket swaps), options, equity index futures, and other investment companies (such as ETFs, mutual funds, and closed-end funds) that invest in these types of securities. The Fund may hedge exposure to foreign currencies using foreign currency forwards or futures.

In managing the Fund, the Fund’s adviser, Counterpoint Mutual Funds, LLC (the “Adviser”), employs a strategy that generates returns from two sources: (1) tactical market exposure and (2) stock selection.

Tactical Market Exposure. The Adviser varies the Fund’s equity exposure using a tactical proprietary model of market returns. When the tactical model forecasts lower market returns, the Fund targets a market-neutral (zero beta) allocation to stocks with a gross equity exposure (long positions plus short positions) of at least 80%. Beta is a measure of the volatility, or systematic risk, of a security or a portfolio in comparison to the market as a whole. Beta is assigned a number with a beta of 1 indicating that the security’s price moves with the market. A beta of less than 1 means that the security is theoretically less volatile than the market. A beta of greater than 1 indicates that the security’s price is theoretically more volatile than the market. The remaining 0%-30% of the total portfolio assets are invested either directly, or indirectly through ETFs, mutual funds, or derivatives, in U.S. treasury instruments and investment grade debt. When the model forecasts higher market returns, the Fund targets a net long equity exposure above 80% with long equity positions in excess of short equity positions and no long positions in U.S. treasury instruments or investment grade debt.

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Stock Selection. The Adviser selects the particular stocks on which to go long and short based on quantitative models. The models are based on proprietary research related to economic indicators and investment anomalies found in peer-reviewed academic journals. An investment anomaly refers to a situation when a security or group of securities performs contrary to the notion of efficient markets, which states that security prices reflect all available information at any point in time. Published papers in academic finance journals have identified more than one hundred investment anomalies. An example of such an anomaly would be the Asset Growth anomaly where the literature has shown that companies that are more aggressive with spending their capital have worse average stock performance than companies that are more conservative in their capital expenditures. Perfect market efficiency would not yield any market outperformance from investment decisions based on publicly available accounting data such as this.

The Fund seeks to target the best performing, recent, and persistent anomalies. The Fund may invest in stocks that provide exposure to a wide variety of anomalies. The Adviser’s strategy may seek to capitalize on many market anomalies at any one time. The Adviser may adjust its model to include newer and more effective anomalies and pare down exposure to older underperforming anomalies on a regular basis. The signals from these models indicate which stocks are undervalued and likely to increase in price and which stocks are overvalued and likely to decrease in price. The Adviser takes long positions in the undervalued securities and short positions in the overvalued securities.

Principal Investment Risks:

The following risks may apply to each Fund’s direct investments as well as each Fund’s indirect risks through investing in other investment companies.

•	Derivatives Risk. Derivatives are financial instruments whose value is typically based on the value of a security, commodity or index. These instruments include futures contracts, swap agreements and similar instruments. Each Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

Investing for hedging purposes or to increase each Fund’s return may result in certain additional transaction costs that may reduce the Fund’s performance. When used for hedging purposes, no assurance can be given that each derivative position will achieve a perfect correlation with the security against which it is being hedged. Because the markets for certain derivative instruments are relatively new, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes and there can be no assurance that a particular derivative position will be available when sought by the Adviser or that such techniques will be utilized by the Adviser.

The market value of derivative instruments and securities may be more volatile than that of other instruments, and each type of derivative instrument may have its own special risks, including the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates, and indices. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a Fund. The value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indices they are designed to closely track.

Derivatives are subject to a number of other risks, including liquidity risk (the possibility that the derivative may be difficult to purchase or sell and the Adviser may be unable to initiate a transaction or liquidate a position at an advantageous time or price), leverage risk (the possibility that adverse changes in the value or level of the underlying asset, reference rate or index can result in loss of an amount substantially greater than the amount invested in the derivative), interest rate risk (some derivatives are more sensitive to interest rate changes and market price fluctuations), and counterparty risk (the risk that a counterparty may be unable to perform according to a contract, and that any deterioration in a counterparty’s creditworthiness could adversely affect the instrument). In addition, because derivative products are highly specialized, investment techniques and risk analyses employed with respect to investments in derivatives are different from those associated with stocks and bonds. Finally, each Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments. Derivative instruments are also subject to the risk that the market value of an instrument will change to the detriment of the Fund. If the Adviser inaccurately forecast the values of securities, interest rates or other economic factors in using derivatives, the Fund might have been in a better position if it had not entered into the transaction at all. Some strategies involving derivative instruments can reduce the risk of loss, but they can also reduce the opportunity for gain or result in losses by offsetting favorable price movements in other investments held by each Fund. A Fund may also have to buy or sell a security at a disadvantageous time or price because regulations require funds to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

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•	Fixed Income Risk. Each Fund may invest directly in fixed income securities or through investment companies. Fixed income risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early or later than expected, potentially reducing the amount of interest payments or extending time to principal repayment). These risks could affect the value of a particular investment possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments. When a Fund invests in fixed income securities the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the bond investments held by the Fund. As a result, for the present, interest rate risk may be heightened.
•	Futures Risk. The Fund’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) leverage risk (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Fund. This risk could cause the Fund to lose more than the principal amount invested. Futures contracts may become mispriced or improperly valued when compared to the Adviser’s expectation and may not produce the desired investment results. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.
•	Investment Companies Risk. When a Fund invests in other investment companies, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees. The risk of owning an investment company generally reflects the risks of owning the underlying investments the investment company holds. Each Fund also will incur brokerage costs when it purchases and sells investment companies.
•	Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole. The value of large cap securities, as represented by the S&P 500 Index, can be more volatile than smaller cap securities due to differing market reactions to adverse issuer, political, regulatory, market, or economic developments.
•	Leveraging Risk. Each Fund use of leverage will magnify the Fund’s gain or loss. Futures require relatively small cash investment to control large amounts of derivatives, which magnifies gains and losses to the Fund. Leveraging a Fund creates an opportunity for increased returns but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the NAV of the Fund’s shares and in the yield on the Fund’s portfolio.
•	Management Risk. The Adviser’s reliance on its strategy and its judgments about the value and potential appreciation securities in which a Fund invests may prove to be incorrect, including the Adviser’s tactical allocation of a Fund’s portfolio among its investments. The ability of each Fund to meet its investment objective is directly related to the Adviser’s proprietary investment process. The Adviser’s assessment of the relative value of securities, their attractiveness and potential appreciation of particular investments in which a Fund invests may prove to be incorrect and there is no guarantee that the Adviser’s investment strategy will produce the desired results.
•	Market Risk. Overall equity and fixed income market risk, including volatility, may affect the value of individual instruments in which each Fund invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of a Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
•	Model Risk. Like all quantitative analysis, the Adviser’s investment model carries a risk that the mathematical model used might be based on one or more incorrect assumptions. Rapidly changing and unforeseen market dynamics could also lead to a decrease in short term effectiveness of the adviser’s algorithmic model. No assurance can be given that a Fund will be successful under all or any market conditions.
•	Portfolio Turnover Risk. Increased portfolio turnover causes each Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.
•	U.S. Government Securities Risk. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

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Principal Investment Risks applicable only to Counterpoint Tactical Income Fund

•	Credit Risk. The risk that issuers or guarantors of a fixed income security cannot or will not make payments on the securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes, which may lower their value and may affect their liquidity.
•	High-Yield Fixed Income Securities Risk. High-yield fixed income securities or “junk bonds” are fixed income securities rated below investment grade by a Nationally Recognized Statistical Rating Organization (“NRSRO”). Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default. Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.
•	Interest Rate Risk. Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities.
•	Leveraging Risk. Each Fund’s use of leverage will magnify the Fund’s gain or loss. Futures require relatively small cash investment to control large amounts of derivatives, which magnifies gains and losses to the Fund. Leveraging a Fund creates an opportunity for increased returns but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the NAV of the Fund’s shares and in the yield on the Fund’s portfolio.
•	Liquidity Risk. Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out an investment contract when it wants to. If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

Principal Investment Risks applicable only to Counterpoint Tactical Equity Fund

•	Equity Risk. The NAV of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Foreign Securities Risk. To the extent the underlying funds invest in foreign securities, the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular company or U.S. market sector. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. As a result, the Fund may be exposed to greater risk and will be more dependent on the adviser’s ability to assess such risk than if the Fund invested solely in more developed countries.
•	Options Risk. The Fund may lose the entire put option premium paid if the underlying security does not decrease in value at expiration. Put options may not be an effective hedge because they may have imperfect correlation to the value of the Fund’s portfolio securities. Purchased put options may decline in value due to changes in price of the underlying security, passage of time and changes in volatility. Written call and put options may limit the Fund’s participation in equity market gains and may magnify the losses if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund will incur a loss as a result of a written options (also known as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in an unhedged written call transaction.
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•	Short Selling Risk. If a security or other instrument sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may have substantial short security positions and must borrow those securities to make delivery to the buyer. The Fund may not be able to borrow a security that it needs to deliver or it may not be able to close out a short position at an acceptable price and may have to sell related long positions before it had intended to do so. Thus, the Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

The Fund also may be required to pay a commission and other transaction costs, which would increase the cost of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the commission, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.

Until the Fund replaces a borrowed security, it is required to maintain a segregated account of cash or liquid assets with a broker or custodian to cover the Fund’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Fund’s ability to access the pledged collateral may also be impaired in the event the broker fails to comply with the terms of the contract. In such instances the Fund may not be able to substitute or sell the pledged collateral. Additionally, the Fund must maintain sufficient liquid assets (less any additional collateral pledged to the broker), marked-to-market daily, to cover the short sale obligations. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero.

•	Small and Medium Capitalization Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
•	Swap Risk. The Fund may use swaps to enhance returns and manage risk. The Fund’s use of swaps involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

Temporary Investments: To respond to adverse market, economic, political or other conditions, the Funds may invest 100% of their total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Funds are in a defensive position, the opportunity to achieve its investment objective will be limited, and it could reduce the benefit from any upswing in the market. Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because shareholders will pay the fees and expenses of the Fund and, indirectly, the fees and expenses of the underlying money market funds. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure: A description of the Funds’ policies regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information.

Cybersecurity: The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and its service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

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Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Fund’s business operations, potentially resulting in financial losses; interference with each Fund’s ability to calculate its NAV; impediments to trading; the inability of each Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund’s shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

Investment Adviser: Counterpoint Mutual Funds, LLC, 12760 High Bluff Drive, Suite 280, San Diego, California 92130, serves as investment adviser to the Funds. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Funds’ investment portfolio. The Adviser is responsible for selecting the Funds’ investments according to each Fund’s investment objective, policies and restrictions. The Adviser was established in 2014 for the purpose of managing mutual funds. Pursuant to an advisory agreement between the Trust, on behalf of each Fund, and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.25% of the applicable Fund’s average daily net assets. As of the date of this prospectus, the Adviser only manages the Funds. As of September 30, 2017, the Adviser had approximately $431.4 million in assets under management.

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund, at least until January 31, 2019, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser))) will not exceed 2.00%, 2.75% and 1.75% of average daily net assets attributable to Class A, Class C, and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Funds within the three fiscal years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Trust’s Board of Trustees, on 60 days’ written notice to the Adviser. Fee waiver and reimbursement arrangements can decrease each Fund’s expenses and boost its performance. A discussion regarding the basis for the Board of Trustees’ approval of the advisory agreement is available in the Counterpoint Tactical Income Fund’s and Counterpoint Tactical Equity Fund’s annual report to shareholders dated September 30, 2017.

During the fiscal year ended September 30, 2017, the Funds paid an aggregate of the percentages shown below of its average net assets to the Adviser (after fee waivers).

Fund	Net Management Fee Received After Waivers/ Recoupment
Counterpoint Tactical Income Fund	1.25%
Counterpoint Tactical Equity Fund	0.40%

Portfolio Managers: The Funds are managed on a day to day basis by Michael Krause, CFA, and Joseph Engelberg, Ph.D. Mr. Krause has served as portfolio manager of the Funds since their inception in 2014. Dr. Engelberg has served as Portfolio Manager of the Counterpoint Tactical Income Fund since September 2017 and the Counterpoint Tactical Equity Fund since its inception in 2015.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers, and each portfolio manager’s ownership in the applicable Fund.

Mr. Krause is a co-founder of the Adviser. Prior to founding the Adviser in 2014, Mr. Krause co-founded Counterpoint Asset Management, LLC in 2012 to offer quantitative investment strategies to investment clients. Mr. Krause served as a senior financial risk analyst for San Diego Gas & Electric from 2012 until 2014. Mr. Krause is a CFA® charter holder. He obtained an MBA from the Rady School of Management at the University of California at San Diego in 2012 and a Bachelor of Arts in Economics from San Diego State University. Prior to attending San Diego State University, Mr. Krause worked as a computer and information technology consultant and co-founded Exchange Network Services, Inc., an internet service provider, which earned him the Ernst and Young Entrepreneur of the Year, Northeast Ohio regional award in 1998.

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Dr. Engelberg has served as Chief Research Officer of the Adviser since 2015. Dr. Engelberg has also been an Associate Professor of Finance at University California San Diego, Rady School of Management since 2011. Prior to joining the Adviser, Dr. Engelberg co-founded Counterpoint Asset Management, LLC in 2012. From 2008 to 2011, Dr. Engelberg was an Assistant Professor of Finance at the Kenan-Flagler Business School at the University of North Carolina at Chapel Hill. He earned his Ph.D. in Finance from the Kellogg School of Management at Northwestern University and earned his B.A. in Mathematics and B.S. in Business Administration from the University of Southern California.

HOW SHARES ARE PRICED

Shares of the Funds are sold at NAV. The NAV of the Funds are determined at close of regular trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the Funds, less their liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the Funds, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Funds (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Funds’ securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid ask prices on such exchanges. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board of Trustees has delegated execution of these procedures to a fair value committee composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The committee may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board of Trustees reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Funds. Because the Funds may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Funds’ portfolio securities may change on days when you may not be able to buy or sell Fund shares.

In computing the NAV, the Funds value foreign securities held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Funds’ portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Funds prices their shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Funds calculate their NAV, the Adviser may need to price the security using the Funds’ fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Funds’ portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Funds’ NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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HOW TO PURCHASE SHARES

Share Classes

This Prospectus describes three classes of shares offered by each Fund: Class A, Class C and Class I. Each Fund offers these classes of shares so that you can choose the class that best suits your investment needs. Refer to the information below so that you can choose the class that best suits your investment needs. The main differences between each class are sales charges, ongoing fees and minimum investment. For information on ongoing distribution fees, see Distribution Fees on page 25 of this Prospectus. Each class of shares in each Fund represents interest in the same portfolio of investments within the applicable Fund. There is no investment minimum on reinvested distributions and the Funds may change investment minimums at any time. The Funds reserve the right to waive sales charges, as described below. The Funds and the Adviser may each waive investment minimums at their individual discretion. Not all share classes may be available for purchase in all states.

Factors to Consider When Choosing a Share Class

When deciding which class of shares of a Fund to purchase, you should consider your investment goals, present and future amounts you may invest in the Funds, and the length of time you intend to hold your shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of the Funds’ expenses over time in the Fees and Expenses of the Fund section for the applicable Fund in this Prospectus. You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Class A Shares

Class A shares are offered at the public offering price, which is NAV per share plus the applicable sales charge and are subject to 12b-1 distribution fees of up to 0.25% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services (also known as “12b-1 fees”). The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of “Right of Accumulation” and “Letter of Intent” below. The Funds reserve the right to waive any load as described below.

The following sales charges apply to your purchases of Class A shares of the Counterpoint Tactical Income Fund.

Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance(2)
Under $25,000	4.50%	4.71%	4.00%
$25,000 - $49,999	3.75%	3.90%	3.25%
$50,000 - $99,999	3.00%	3.09%	2.50%
$100,000 - $249,999	2.25%	2.30%	2.00%
$250,000 - $499,999	1.75%	1.78%	1.50%
$500,000 - $999,999	1.25%	1.27%	1.00%
$1,000,000 and above	0.00%	0.00%	0.00%
(1)	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculations used to determine your sales charge.
(2)	Dealer reallowance is the amount of sales charge paid to the selling broker-dealer, while the distributor retains the balance.

The following sales charges apply to your purchases of Class A shares of the Counterpoint Tactical Equity Fund.

Amount Invested	Sales Charge as a % of Offering Price(1)	Sales Charge as a % of Amount Invested	Dealer Reallowance(2)
Under $25,000	5.75%	6.10%	5.00%
$25,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.25%
$250,000 - $499,999	2.75%	2.83%	2.25%
$500,000 - $999,999	1.50%	1.52%	1.00%
$1,000,000 and above	0.00%	0.00%	0.00%
(1)	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculations used to determine your sales charge.
(2)	Dealer reallowance is the amount of sales charge paid to the selling broker-dealer, while the distributor retains the balance.
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How to Reduce Your Sales Charge

You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Funds’ distributor, Northern Lights Distributors, LLC (the “distributor”), in writing and supply your account number at the time of purchase. You may combine your purchase with those of your “immediate family” (your spouse and your children under the age of 21) for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Rights of Accumulation: To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares of the Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of the Funds held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

•	Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment adviser);
•	Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs; and
•	Shares held directly in the Fund account on which the broker-dealer (financial adviser) of record is different than your current purchase broker-dealer.

Letters of Intent: Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of a Fund, with a minimum of $25,000, during a 13-month period. The 13-month period begins upon the date of the LOI. At your written request, Class A shares purchases made during the 90 days prior to the LOI may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A Shares: If you have redeemed Class A shares of a Fund within the past 120 days, you may repurchase an equivalent amount of Class A shares of the same Fund at NAV, without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem, without repaying the front-end sales charge. You may exercise this privilege only once and must notify the Fund that you intend to do so in writing. The Funds must receive your purchase order within 120 days of your redemption. Note that if you reacquire shares through separate installments (e.g., through monthly or quarterly repurchases), the sales charge waiver will only apply to those portions of your repurchase order received within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

  Current and retired directors and officers of the Fund sponsored by the Adviser or any of its subsidiaries, their immediate families (i.e., spouse, children, mother or father) and any purchases referred through the adviser.
  Employees of the Adviser and their immediate families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).
  Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund’s shares and their immediate families.
  Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.
  Clients of financial intermediaries that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.
  Institutional investors (which may include bank trust departments and registered investment advisers).
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  Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.
  Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.
  Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan’s investments in the Fund are part of an omnibus account. A minimum initial investment of $1 million in the Fund is required. The distributor in its sole discretion may waive these minimum dollar requirements.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called a “NAV transfer”). Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

Class C Shares

Class C shares of the Funds are offered at their NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Funds. Class C shares pay up to 1.00% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services. Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges.

Class I Shares

Class I shares of the Funds are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. This means that 100% of your initial investment is placed into shares of the Funds.

Exchange Privilege

You may exchange your Fund shares for shares of the same Class of another fund in the Counterpoint family of funds (i.e., other mutual funds managed by the Adviser that are part of the same trust as the Fund). Exchanges are made at NAV. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in the fund’s prospectus. An exchange of Fund shares for shares of another fund in the Counterpoint family of funds will be treated as a sale for federal income tax purposes. You should read the current prospectus for any fund into which you are exchanging.

Minimum and Additional Investment Amounts: The minimum initial and subsequent investment by class of shares is:

Class	Initial Investment		Subsequent Investment
	Regular Account	Retirement Account	Regular Account	Retirement Account
A	$5,000	$1,000	$250	$100
C	$5,000	$1,000	$250	$100
I	$100,000	$100,000	$10,000	$10,000

The Funds reserve the right to waive any minimum. There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Funds.

You may purchase shares of the Funds by sending a completed application form to the following address:

Regular Mail Counterpoint Tactical Income Fund Counterpoint Tactical Equity Fund c/o Gemini Fund Services, LLC PO Box 541150 Omaha, Nebraska 68154	Express/Overnight Mail Counterpoint Tactical Income Fund Counterpoint Tactical Equity Fund c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Funds in verifying your identity. Until such verification is made, the Funds may temporarily limit additional share purchases. In addition, the Funds may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

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Purchase through Brokers: You may invest in the Funds through brokers or agents who have entered into selling agreements with the Funds’ distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Funds. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a brokers authorized designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire: If you wish to wire money to make an investment in the Funds, please call the Funds at 1-844-273-8637 for wiring instructions and to notify the Funds that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Funds’ designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan: You may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Funds through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $50 on specified days of each month into your established Fund account. Please contact the Funds at 1-844-273-8637 for more information about the Funds’ Automatic Investment Plan.

The Funds, however, reserve the right, in their sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to “Counterpoint Tactical Income Fund” or “Counterpoint Tactical Equity Fund”, as applicable. The Funds will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note: Gemini Fund Services, LLC, the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by a Fund, for any check returned to the transfer agent for insufficient funds.

When Order is Processed: All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after the Funds receive your application or request in good order. All requests received in good order by the Funds before the close of regular trading on the NYSE every day the NYSE is open for business. The NYSE normally closes at 4:00 p.m. (Eastern Time) will be processed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

  the name of the Fund and share class;
  the dollar amount of shares to be purchased;
  a completed purchase application or investment stub; and
  check payable to the “Counterpoint Tactical Income Fund” or “Counterpoint Tactical Equity Fund.”

Retirement Plans: You may purchase shares of the Funds for your individual retirement plans. Please call the Funds at 1-844-273-8637 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

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HOW TO REDEEM SHARES

Redeeming Shares: The Funds typically expect that it will take up to three business days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer. The Funds typically expect to pay redemptions from cash, cash equivalents, proceeds from the sale of Fund shares, any lines of credit, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions. You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular Mail Counterpoint Tactical Income Fund Counterpoint Tactical Equity Fund c/o Gemini Fund Services, LLC PO Box 541150 Omaha, Nebraska 68154	Express/Overnight Mail Counterpoint Tactical Income Fund Counterpoint Tactical Equity Fund c/o Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

Redemptions by Telephone: The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-844-273-8637. IRA accounts are not redeemable by telephone.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Funds, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Funds or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker: If shares of the Funds are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Funds. The servicing agent may charge a fee for this service.

Redemptions by Wire: You may request that your redemption proceeds be wired directly to your bank account. The Funds’ transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan: If your individual accounts, IRA or other qualified plan account have a current account value of at least $10,000, you may participate in the Funds’ Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from the Funds through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $250 on specified days of each month into your established bank account. Please contact the Funds at 1-844-273-8637 for more information about the Funds’ Automatic Withdrawal Plan.

Redemptions in Kind: The Funds reserve the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount is greater than the lesser of $250,000 or 1% of the Funds’ assets. The securities will be chosen by the Funds and valued under the Funds’ NAV procedures. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

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When Redemptions are Sent: Once the Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank.

Good Order: Your redemption request will be processed if it is in “good order.”
To be in good order, the following conditions must be satisfied:

•         The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•         The request must identify your account number;

•         The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•         If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees: If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Funds with your signature guaranteed. A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

•	you request a redemption to be made payable to a person not on record with the Funds;
•	you request that a redemption be mailed to an address other than that on record with the Funds;
•	the proceeds of a requested redemption exceed $50,000;
•	any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or
•	your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.

Retirement Plans: If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Funds should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances: If at any time your account balance in a Fund falls below $1,000, the Fund may notify you that, unless the account is brought up to at least $1,000 within 30 days of the notice; your account could be closed. After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record. Your account will not be closed if the account balance drops below required minimums due to a decline in NAV.

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FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds discourage and do not accommodate market timing. Frequent trading into and out of the Funds can harm all Fund shareholders by disrupting the Funds’ investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Board of Trustees has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing and commits a staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s “Market Timing Trading Policy.” These methods include:

•	Rejecting or limiting specific purchase requests.
•	Rejecting purchase requests from certain investors.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.

Based on the frequency of redemptions in your account, the Adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Funds as described in the Funds’ Market Timing Trading Policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or exchanges into the Funds.

The Funds reserve the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Funds nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Funds.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Funds. While the Funds will encourage financial intermediaries to apply the Funds’ Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in its ability to monitor the trading activity or enforce the Funds’ Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds’ Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request. If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Funds will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

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TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of the Funds’ shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Funds.)

The Counterpoint Tactical Income Fund intends to distribute substantially all of its net investment income monthly and net capital gains annually in December. The Counterpoint Tactical Equity Fund intends to distribute substantially all of its net investment income and net capital gains annually in December. Both distributions will be reinvested in shares of each Fund unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from each Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year, the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a percentage of any dividend, redemption or exchange proceeds. The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Funds are required to withhold taxes if a number is not delivered to the Funds within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisors to determine the tax consequences of owning the Funds’ shares.

24

DISTRIBUTION OF SHARES

Distributor: Northern Lights Distributors, LLC, 17605 Wright Street, Omaha, Nebraska 68130, is the distributor for the shares of the Funds. Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Funds are offered on a continuous basis.

Distribution Fees: The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A shares and Class C shares pursuant to Rule 12b-1 (each a “Plan” and collectively, the “Plans”) under Rule 12b-1, pursuant to which the Funds pay the Funds’ distributor an annual fee for distribution and shareholder servicing expenses of 0.25% of each Fund’s average daily net assets attributable to the Class A shares and 1.00% of each Fund’s average daily net assets attributable to the Class C shares. Class I shares do not have a Plan. Because these fees are paid out of the Funds’ assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Funds’ distributor and other entities are paid under the Plans for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

Additional Compensation to Financial Intermediaries: The Funds’ distributor, its affiliates, and the Funds’ adviser and its affiliates may, at their own expense and out of their own assets including their legitimate profits from Fund-related activities, provide additional cash payments to financial intermediaries who sell shares of the Funds or assist in the marketing of the Funds. Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others. These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus. These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support. Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Funds on a sales list, including a preferred or select sales list, or other sales programs. These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The distributor may, from time to time, provide promotional incentives to certain investment firms. Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Householding: To reduce expenses, the Funds mail only one copy of a Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at
1-844-273-8637 on days the Funds are open for business or contact your financial institution. The Funds will begin sending you individual copies thirty days after receiving your request.

25

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds’ financial performance for the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by RSM US LLP whose report, along with each Fund’s financial statements which are incorporated by reference into the SAI, and are included in the Funds’ September 30, 2017 annual report, which is available at no charge upon request.

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	September 30, 2017	September 30, 2016	September 30, 2015(1)
Net asset value, beginning of period	$11.17	$10.09	$10.00
Activity from investment operations:
Net investment income(2)	0.32	0.29	0.07
Net realized and unrealized gain on investments(3)	0.32	1.00	0.15
Total from investment operations	0.64	1.29	0.22
Paid-in-capital from redemption fees	—	0.00 (4)	0.00	(4)
Less distributions from:
Net investment income	(0.38)	(0.21)	(0.12)
Return of Capital	—	—	(0.01)
Net realized gains	(0.15)	—	—
Total distributions	(0.53)	(0.21)	(0.13)
Net asset value, end of period	$11.28	$11.17	$10.09
Total return(5)	5.95%	12.85%	2.20	%(6)
Net assets, at end of period (000’s)	$135,575	$50,987	$12,479
Ratio of gross expenses to average net assets before waiver/recapture(7,8)	1.77%	1.85%	2.18	%(9)
Ratio of net expenses to average net assets after waiver/recapture(7)	1.77%	1.93%	2.00	%(9)
Ratio of net investment income before waiver/recapture to average net assets(7,10)	2.82%	2.77%	0.67	%(9)
Ratio of net investment income after waiver/recapture to average net assets(7,10)	2.82%	2.69%	0.85	%(9)
Portfolio Turnover Rate	71%	123%	211	%(6)

(1)	The Counterpoint Tactical Income Fund’s Class A shares commenced operations on December 4, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.
(4)	Amount is less than $0.01.
(5)	Total return assumes reinvestment of all dividends and distributions, if any.
(6)	Not annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the Advisor and/or Administrator.
(9)	Annualized.
(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
26

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	September 30, 2017	September 30, 2016	September 30, 2015(1)
Net asset value, beginning of period	$11.12	$10.06	$10.00
Activity from investment operations:
Net investment income (loss)(2)	0.23	0.20	(0.03)
Net realized and unrealized gain on investments(3)	0.33	1.01	0.21
Total from investment operations	0.56	1.21	0.18
Paid-in-capital from redemption fees	—	—	0.00	(4)
Less distributions from:
Net investment income	(0.31)	(0.15)	(0.11)
Return of capital	—	—	(0.01)
Net realized gains	(0.15)	—	—
Total distributions	(0.46)	(0.15)	(0.12)
Net asset value, end of period	$11.22	$11.12	$10.06
Total return(5)	5.15%	12.09%	1.72	%(6)
Net assets, at end of period (000’s)	$32,825	$19,420	$4,049
Ratio of gross expenses to average net assets before waiver/recapture(7,8)	2.52%	2.60%	2.91	%(9)
Ratio of net expenses to average net assets after waiver/recapture(7)	2.52%	2.68%	2.75	%(9)
Ratio of net investment income (loss) before waiver/recapture to average net assets(7,10)	2.08%	1.98%	(0.48	)%(9)
Ratio of net investment income (loss) after waiver/recapture to average net assets(7,10)	2.08%	1.90%	(0.32	)%(9)
Portfolio Turnover Rate	71%	123%	211	%(6)

(1)	The Counterpoint Tactical Income Fund’s Class C shares commenced operations on December 4, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.
(4)	Amount is less than $0.01.
(5)	Total return assumes reinvestment of all dividends and distributions, if any.
(6)	Not annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the Advisor and/or Administrator.
(9)	Annualized.
(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
27

COUNTERPOINT TACTICAL INCOME FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the	For the	For the
	Year Ended	Year Ended	Period Ended
	September 30, 2017	September 30, 2016	September 30, 2015(1)
Net asset value, beginning of period	$11.18	$10.10	$10.00
Activity from investment operations:
Net investment income(2)	0.35	0.27	0.13
Net realized and unrealized gain on investments(3)	0.33	1.04	0.11
Total from investment operations	0.68	1.31	0.24
Paid-in-capital from redemption fees	—	0.00 (4)	0.00	(4)
Less distributions from:
Net investment income	(0.41)	(0.23)	(0.13)
Return of capital	—	—	(0.01)
Net realized gains	(0.15)	—	—
Total distributions	(0.56)	(0.23)	(0.14)
Net asset value, end of period	$11.30	$11.18	$10.10
Total return(5)	6.18%	13.04%	2.38	%(6)
Net assets, at end of period (000’s)	$247,550	$130,503	$55,407
Ratio of gross expenses to average before waiver/recapture net assets(7,8)	1.52%	1.60%	2.07	%(9)
Ratio of net expenses to average after waiver/recapture net assets(7)	1.52%	1.68%	1.75	%(9)
Ratio of net investment income before waiver/recapture to average net assets(7,10)	3.07%	2.60%	1.25	%(9)
Ratio of net investment income after waiver/recapture to average net assets(7,10)	3.07%	2.52%	1.57	%(9)
Portfolio Turnover Rate	71%	123%	211	%(6)

(1)	The Counterpoint Tactical Income Fund’s Class I shares commenced operations on December 4, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.
(4)	Amount is less than $0.01.
(5)	Total return assumes reinvestment of all dividends and distributions, if any.
(6)	Not annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the Advisor and/or Administrator.
(9)	Annualized.
(10)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

28

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the	For the
	Year Ended	Period Ended
	September 30, 2017	September 30, 2016(1)
Net asset value, beginning of period	$14.36	$15.00
Activity from investment operations:
Net investment loss(2)	(0.03)	(0.11)
Net realized and unrealized gain (loss) on investments(3)	1.42	(0.53)
Total from investment operations	1.39	(0.64)
Net asset value, end of period	$15.75	$14.36
Total return(4)	9.68%	(4.27	)%(5)
Net assets, at end of period (000’s)	$3,796	$2,632
Ratio of gross expenses to average net assets(6,7)	4.18%	4.50	%(8)
Ratio of net expenses to average net assets(6,7)	3.33%	2.75	%(8)
Ratio of net investment loss before waiver to average net assets(6,9)	(2.37)%	(3.22	)%(8)
Ratio of net investment loss to average net assets(6,9)	(1.52)%	(1.72	)%(8)
Portfolio Turnover Rate	369%	264	%(5)

(1)	The Counterpoint Tactical Equity Fund’s Class A shares commenced operations on November 30, 2015.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.
(4)	Total return assumes reinvestment of all dividends and distributions, if any.
(5)	Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets 2.85% 3.75%(8)

Net expenses to average net assets 2.00% 2.00%(8)

(8)	Annualized.
(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
29

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the	For the
	Year Ended	Period Ended
	September 30, 2017	September 30, 2016(1)
Net asset value, beginning of period	$14.26	$15.00
Activity from investment operations:
Net investment loss(2)	(0.14)	(0.20)
Net realized and unrealized gain (loss) on investments(3)	1.41	(0.54)
Total from investment operations	1.27	(0.74)
Net asset value, end of period	$15.53	$14.26
Total return(4)	8.83%	(4.93	)%(5)
Net assets, at end of period (000’s)	$1,251	$843
Ratio of gross expenses to average net assets(6,7)	4.93%	5.00	%(8)
Ratio of net expenses to average net assets(6,7)	4.08%	3.50	%(8)
Ratio of net investment loss before waiver to average net assets(6,9)	(3.12)%	(4.16	)%(8)
Ratio of net investment loss to average net assets(6,9)	(2.27)%	(2.67	)%(8)
Portfolio Turnover Rate	369%	264	%(5)

(1)	The Counterpoint Tactical Equity Fund’s Class C shares commenced operations on November 30, 2015.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.
(4)	Total return assumes reinvestment of all dividends and distributions, if any.
(5)	Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets 3.60% 4.25%(8)

Net expenses to average net assets 2.75% 2.75%(8)

(8)	Annualized.
(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

30

COUNTERPOINT TACTICAL EQUITY FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the	For the
	Year Ended	Period Ended
	September 30, 2017	September 30, 2016(1)
Net asset value, beginning of period	$14.38	$15.00
Activity from investment operations:
Net investment income (loss)(2)	0.01	(0.08)
Net realized and unrealized gain (loss) on investments(3)	1.43	(0.54)
Total from investment operations	1.44	(0.62)
Net asset value, end of period	$15.82	$14.38
Total return(4)	10.01%	(4.13	)%(5)
Net assets, at end of period (000’s)	$10,662	$5,900
Ratio of gross expenses to average net assets(6,7)	3.93%	4.25	%(8)
Ratio of net expenses to average net assets(6,7)	3.08%	2.50	%(8)
Ratio of net investment loss before waiver to average net assets(6,9)	(2.14)%	(3.25	)%(8)
Ratio of net investment loss to average net assets(6,9)	(1.29)%	(1.50	)%(8)
Portfolio Turnover Rate	369%	264	%(5)

(1)	The Counterpoint Tactical Equity Fund’s Class I shares commenced operations on November 30, 2015.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.
(4)	Total return assumes reinvestment of all dividends and distributions, if any.
(5)	Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets 2.60% 3.50%(8)

Net expenses to average net assets 1.75% 1.75%(8)

(8)	Annualized.
(9)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

31

Rev. February 2014

PRIVACY NOTICE
FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us.
This information can include:
  Social Security number
  Purchase History
  Assets
  Account Balances
  Retirement Assets
  Account Transactions
  Transaction History
  Wire Transfer Instructions
  Checking Account Information
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

32

Who we are
Who is providing this notice?	Northern Lights Fund Trust III

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

  Open an account
  Provide account information
  Give us your contact information
  Make deposits or withdrawals from your account
  Make a wire transfer
  Tell us where to send the money
  Tells us who receives the money
  Show your government-issued ID
  Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

  Sharing for affiliates’ everyday business purposes – information about your creditworthiness
  Affiliates from using your information to market to you
  Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Northern Lights Fund Trust III doesn’t jointly market.
33

Counterpoint Tactical Income Fund

Counterpoint Tactical Equity Fund

Adviser	Counterpoint Mutual Funds, LLC 12760 High Bluff Drive, Suite 280 San Diego, California 92130	Distributor	Northern Lights Distributors, LLC 17605 Wright Street Omaha, Nebraska 68130
Independent Registered Public Accounting Firm	RSM US LLP 555 Seventeenth Street, Suite 1000 Denver, Colorado 80202	Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215
Custodian	MUFG Union Bank, N.A. 350 California Street, Suite 2 San Francisco, California 94104	Transfer Agent	Gemini Fund Services, LLC 17605 Wright Street, Suite 2 Omaha, Nebraska 68130

Additional information about the Funds are included in the Funds’ Statement of Additional Information dated February 1, 2018 (the “SAI”). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Funds’ policies and management. Additional information about the Funds’ investments will also be available in the Funds’ Annual and Semi-Annual Reports to Shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year or fiscal period.

To obtain a free copy of the SAI, Annual and Semi-Annual Reports to Shareholders, or other information about the Funds, or to make shareholder inquiries about the Funds, please call 1-844-273-8637 or visit www.counterpointmutualfunds.com. You may also write to:

Counterpoint Tactical Income Fund

Counterpoint Tactical Equity Fund

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, Nebraska 68130

You may review and obtain copies of the Funds’ information at the SEC Public Reference Room in Washington, D.C. Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-22655